Debt securities in issue (Tables)	6 Months Ended
Jun. 30, 2020
Debt securities in issue [abstract]
Summary of Maturities of Debt Securities in Issue
Debt securities in issue – maturities
	30 June 2020	31 December 2019
Fixed rate debt securities
Within 1 year	32,575	26,871
More than 1 year but less than 2 years	13,311	10,358
More than 2 years but less than 3 years	3,232	9,527
More than 3 years but less than 4 years	6,608	6,321
More than 4 years but less than 5 years	3,466	2,836
More than 5 years	28,705	29,007
Total fixed rate debt securities	87,896	84,920

Floating rate debt securities
Within 1 year	26,090	24,938
More than 1 year but less than 2 years	3,380	3,126
More than 2 years but less than 3 years	1,469	3,041
More than 3 years but less than 4 years	1,458	1,541
More than 4 years but less than 5 years	90	144
More than 5 years	755	816
Total floating rate debt securities	33,242	33,608

Total debt securities	121,138	118,528